Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Columbia Dividend Income Fund (Class A)
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 25,631	$ 25,631	$ 25,631	$ 21,318	$ 21,688	$ 20,895	$ 15,430	$ 14,521	$ 13,686	$ 12,402	$ 10,736	$ 10,281
Average Annual Return, Percent	13.32%	10.71%	9.87%
Columbia Dividend Income Fund (Class A) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Average Annual Return, Percent	20.23%	12.04%	10.52%
Columbia Dividend Income Fund (Advisor Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 27,882	$ 27,882	$ 27,882	23,138	23,480	22,559	16,617	15,599	14,668	13,262	11,444	10,933
Average Annual Return, Percent	20.50%	12.32%	10.80%
Columbia Dividend Income Fund (Class C)
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges
Account Value	$ 25,231	$ 25,231	$ 25,231	21,147	21,672	21,039	15,650	14,843	14,097	12,871	11,218	10,826
Average Annual Return, Percent	18.31%	11.20%	9.70%
Columbia Dividend Income Fund (Class C) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (excluding sales charges)
Average Annual Return, Percent	19.31%	11.20%	9.70%
Columbia Dividend Income Fund (Institutional Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 27,895	$ 27,895	$ 27,895	23,148	23,489	22,566	16,622	15,608	14,676	13,261	11,452	10,940
Average Annual Return, Percent	20.51%	12.31%	10.80%
Columbia Dividend Income Fund (Institutional 2 Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 28,132	$ 28,132	$ 28,132	23,329	23,661	22,717	16,724	15,693	14,743	13,310	11,482	10,948
Average Annual Return, Percent	20.59%	12.38%	10.90%
Columbia Dividend Income Fund (Institutional 3 Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 28,284	$ 28,284	$ 28,284	23,444	23,766	22,808	16,777	15,736	14,779	13,334	11,492	10,959
Average Annual Return, Percent	20.64%	12.44%	10.96%
Columbia Dividend Income Fund (Class R)
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 26,528	$ 26,528	$ 26,528	22,121	22,564	21,787	16,130	15,221	14,382	13,066	11,333	10,880
Average Annual Return, Percent	19.92%	11.75%	10.25%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,178	$ 32,178	$ 32,178	25,138	24,537	25,220	17,678	15,709	15,182	13,249	11,278	11,191
Average Annual Return, Percent	28.01%	15.42%	12.40%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,848	$ 22,848	$ 22,848	$ 18,772	$ 19,666	$ 19,485	$ 13,495	$ 13,720	$ 13,524	$ 12,494	$ 10,897	$ 10,903
Average Annual Return, Percent	21.71%	10.74%	8.61%